ASSET RETIREMENT OBLIGATION (Narrative) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation [Abstract]
Asset retirement obligation	$ 101,827	$ 94,885	$ 85,628
Restricted cash	$ 296,322	$ 296,322	$ 296,322	$ 296,322